Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Large Cap Focus Growth V.I. Fund
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
TransDigm Group, Inc. ................ 3,785 $ 5,401,687
Automobiles — 1.3%
Ferrari NV ........................ 7,413 3,484,925
Broadline Retail — 9.4%
Amazon.com, Inc.
(a)
.................. 133,109 24,802,200
Capital Markets — 3.5%
Blackstone, Inc. , Class A ............... 20,227 3,097,361
MSCI, Inc. ........................ 2,883 1,680,587
S&P Global, Inc. .................... 8,491 4,386,620
9,164,568
Chemicals — 1.4%
Sherwin-Williams Co. (The) ............. 9,838 3,754,869
Commercial Services & Supplies — 1.9%
Copart, Inc.
(a)
...................... 60,197 3,154,323
Waste Connections, Inc. ............... 10,950 1,958,079
5,112,402
Electrical Equipment — 1.3%
Vertiv Holdings Co. , Class A ............ 34,548 3,437,181
Entertainment — 2.7%
Netflix, Inc.
(a)
....................... 9,995 7,089,154
Financial Services — 5.1%
Mastercard, Inc. , Class A ............... 7,948 3,924,723
Visa, Inc. , Class A ................... 34,472 9,478,076
13,402,799
Ground Transportation — 0.6%
Old Dominion Freight Line, Inc. .......... 7,574 1,504,499
Health Care Equipment & Supplies — 4.7%
(a)
Align Technology, Inc. ................. 10,949 2,784,550
Boston Scientific Corp. ................ 19,759 1,655,804
IDEXX Laboratories, Inc. ............... 4,869 2,459,916
Intuitive Surgical, Inc. ................. 11,403 5,601,952
12,502,222
Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill, Inc.
(a)
............ 33,087 1,906,473
Interactive Media & Services — 9.3%
Alphabet, Inc. , Class A ................ 53,180 8,819,903
Meta Platforms, Inc. , Class A ............ 27,504 15,744,390
24,564,293
IT Services — 0.7%
Shopify, Inc. , Class A
(a)
................ 21,646 1,734,710
Life Sciences Tools & Services — 1.1%
Danaher Corp. ..................... 10,751 2,988,993
Pharmaceuticals — 3.4%
Eli Lilly & Co. ...................... 10,220 9,054,307
Real Estate Management & Development — 1.2%
CoStar Group, Inc.
(a)
.................. 41,856 3,157,617
Semiconductors & Semiconductor Equipment — 22.0%
ASML Holding NV (Registered), NYRS , ADR . 9,294 7,744,225
Broadcom, Inc. ..................... 66,727 11,510,408
KLA Corp. ......................... 4,087 3,165,014
NVIDIA Corp. ...................... 291,555 35,406,439
57,826,086
Security
Shares
Shares Value
Software — 18.1%
Cadence Design Systems, Inc.
(a)
......... 21,262 $ 5,762,640
Intuit, Inc. ......................... 11,618 7,214,778
Microsoft Corp. ..................... 63,565 27,352,019
Roper Technologies, Inc. ............... 4,948 2,753,265
Synopsys, Inc.
(a)
.................... 8,861 4,487,122
47,569,824
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc. ........................ 91,674 21,360,042
Textiles, Apparel & Luxury Goods — 0.4%
LVMH Moet Hennessy Louis Vuitton SE ..... 1,306 1,001,540
Total Common Stocks — 99 .0%
(Cost: $ 144,475,569 ) .............................. 260,820,391
Preferred Securities
Preferred Stocks — 1.1%
IT Services — 1.1%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,906,152 )
(a) (b) (c)
............... 17,396 2,958,016
Total Preferred Securities — 1 .1%
(Cost: $ 1,906,152 ) ............................... 2,958,016
Total Long-Term Investments — 100.1%
(Cost: $ 146,381,721 ) .............................. 263,778,407
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83%
(d) (e)
.................. 583,787 583,787
Total Short-Term Securities — 0 .2%
(Cost: $ 583,787 ) ................................. 583,787
Total Investments — 100 .3%
(Cost: $ 146,965,508 ) .............................. 264,362,194
Liabilities in Excess of Other Assets — (0.3) % ............. (854,957)
Net Assets — 100.0% ...............................
$ 263,507,237
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,958,016, representing 1.12% of its net assets as of period end, and an original cost of $1,906,152.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Large Cap Focus Growth V.I. Fund
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ 2,270
(b)
$ — $ (2,270) $ — $ — — $ 2,899
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 773,544 — (189,757)
(b)
— — 583,787 583,787 12,017 —
SL Liquidity Series, LLC, Money
Market Series
(a)
........ 11,601,815 — (11,602,623)
(b)
812 (4) — — 4,961
(c)
—
$ (1,458) $ (4) $ 583,787 $ 19,877 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Large Cap Focus Growth V.I. Fund
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 5,401,687 $ — $ — $ 5,401,687
Automobiles .......................................... 3,484,925 — — 3,484,925
Broadline Retail ........................................ 24,802,200 — — 24,802,200
Capital Markets ........................................ 9,164,568 — — 9,164,568
Chemicals ............................................ 3,754,869 — — 3,754,869
Commercial Services & Supplies ............................. 5,112,402 — — 5,112,402
Electrical Equipment ..................................... 3,437,181 — — 3,437,181
Entertainment ......................................... 7,089,154 — — 7,089,154
Financial Services ...................................... 13,402,799 — — 13,402,799
Ground Transportation ................................... 1,504,499 — — 1,504,499
Health Care Equipment & Supplies ........................... 12,502,222 — — 12,502,222
Hotels, Restaurants & Leisure .............................. 1,906,473 — — 1,906,473
Interactive Media & Services ............................... 24,564,293 — — 24,564,293
IT Services ........................................... 1,734,710 — — 1,734,710
Life Sciences Tools & Services .............................. 2,988,993 — — 2,988,993
Pharmaceuticals ....................................... 9,054,307 — — 9,054,307
Real Estate Management & Development ....................... 3,157,617 — — 3,157,617
Semiconductors & Semiconductor Equipment .................... 57,826,086 — — 57,826,086
Software ............................................. 47,569,824 — — 47,569,824
Technology Hardware, Storage & Peripherals .................... 21,360,042 — — 21,360,042
Textiles, Apparel & Luxury Goods ............................ — 1,001,540 — 1,001,540
Preferred Securities ....................................... — — 2,958,016 2,958,016
Short-Term Securities
Money Market Funds ...................................... 583,787 — — 583,787
$ 260,402,638 $ 1,001,540 $ 2,958,016 $ 264,362,194

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Large Cap Focus Growth V.I. Fund
4
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ................................................................................... $ 2,838,969 $ 2,838,969
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a)
...................................................................................... 119,047 119,047
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of September 30, 2024 ...................................................................................
$ 2,958,016 $ 2,958,016
Net change in unrealized appreciation on investments still held at September 30, 2024
(a)
......................................................
$ 119,047 $ 119,047
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International
NYRS New York Registered Shares